Provisions for legal proceedings, judicial deposits and contingent liabilities	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Provisions for legal proceedings, judicial deposits and contingent liabilities

14.           Provisions for legal proceedings, judicial deposits and contingent liabilities

14.1.	Provisions for legal proceedings

The Company recognizes provisions for legal, administrative and arbitral proceedings based on the best estimate of the costs for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

•	Labor claims, in particular: (i) several individual and collective labor claims; (ii) opt-out claims related to a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated; and (iii) actions of outsourced employees.
•	Tax claims including: (i) tax notices for alleged non-compliance with ancillary obligations; (ii) claims relating to benefits previously taken for Brazilian federal tax credits applied that were subsequently alleged to be disallowable; and (iii) claims for alleged non-payment of CIDE on imports of propane and butane.
•	Civil claims, in particular: (i) lawsuits related to contracts; (ii) administrative and judicial proceedings that discuss the difference in special participation and royalties in several fields; and (iii) penalties applied by the ANP - Brazilian Agency of Petroleum, Natural Gas and Biofuels (Agência Nacional de Petróleo, Gás Natural e Biocombustíveis), mainly relating to production measurement systems.
•	Environmental claims, specially: (i) fines relating to an environmental accident in the State of Paraná in 2000; (ii) fines relating to the Company’s offshore operation; and (iii) public civil action for oil spill in 2004 in Serra do Mar-São Paulo State Park.

Provisions for legal proceedings are set out as follows:

Non-current liabilities	06.30.2023	12.31.2022
Labor claims	810	737
Tax claims	536	466
Civil claims	1,868	1,504
Environmental claims	315	303
Total	3,529	3,010

	Jan-Jun/2023	Jan-Jun/2022
Opening Balance	3,010	2,018
Additions, net of reversals	335	396
Use of provision	(262)	(225)
Revaluation of existing proceedings and interest charges	188	161
Others	(5)	(5)
Translation adjustment	263	123
Closing Balance	3,529	2,468

In preparing its unaudited condensed consolidated interim financial statements for June 30, 2023, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

14.2.	Judicial deposits

Judicial deposits are set out in the table below according to the nature of the corresponding lawsuits:

Non-current assets	06.30.2023	12.31.2022
Tax	9,450	7,876
Labor	986	907
Civil	2,715	2,089
Environmental	114	109
Others	70	72
Total	13,335	11,053

	Jan-Jun/2023	Jan-Jun/2022
Opening Balance	11,053	8,038
Additions	783	861
Use	(48)	(45)
Accruals and charges	571	386
Others	(6)	(9)
Translation adjustment	982	485
Closing Balance	13,335	9,716

14.3.	Contingent liabilities

The estimates of contingent liabilities are indexed to inflation and updated by applicable interest rates. Estimated contingent liabilities for which the possibility of loss is classified as possible are set out in the following table:

Nature	06.30.2023	12.31.2022
Tax	35,295	32,094
Labor	9,627	8,272
Civil	8,783	7,548
Environmental	1,501	1,257
Total	55,206	49,171

The main contingent liabilities are:

•	Tax matters comprising: (i) withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters; (ii) income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL); (iii) collection of customs taxes and fines related to imports under the Repetro regime in the Frade consortium; (iv) collection of ICMS involving several states; (v) collection of PIS and COFINS, resulting from the payment of taxes negotiated with the Brazilian Federal Government, excluding the payment of fines; and (vi) deduction from the PIS and COFINS tax base, including ship-or-pay agreements and chartering of aircraft and vessels.
•	Labor matters comprising mainly actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
•	Civil matters comprising mainly: (i) lawsuits related to contracts; (ii) administrative and legal proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields, including unitization; and (iii) regulation agencies fines, mainly ANP.
•	Environmental matters comprising indemnities for damages and fines related to the Company operation.
14.4.	Minimum Compensation Based on Employee's Position and Work Schedule (Remuneração Mínima por Nível e Regime - RMNR)

As of June 30, 2023, there are lawsuits related to the Minimum Compensation Based on Employee's Position and Work Schedule (RMNR), with the objective of reviewing its calculation criteria.

The RMNR consists of a minimum remuneration guaranteed to employees, based on salary level, work schedule and geographic location. This policy was created and implemented by Petrobras in 2007 through collective bargaining with union representatives, and was approved at employee meetings, and started being the subject of lawsuits three years after its implementation.

In 2018, the Brazilian Superior Labor Court (TST) ruled against the Company, which filed extraordinary appeals against its decision. Therefore, the Brazilian Supreme Federal Court (STF) suspended the effects of the decision issued by the TST and determined the national suspension of the ongoing proceedings related to the RMNR.

On July 29, 2021, a monocratic decision was published in which the STF’s Judge-Rapporteur granted an extraordinary appeal filed, accepting the Company's thesis and recognizing the validity of the collective bargaining agreement freely signed between Petrobras and the unions, reversing the decision of the TST.

In February 2022, the judgment of the appeals filed by the plaintiff and several amicus curiae was started. The judgment is currently underway in the First Panel of the Supreme Federal Court, with 3 votes in favor of the Company, confirming that there is an understanding of recognizing the merit of the collective bargaining agreement signed between the companies and the unions, and 1 vote against. After the dissenting vote was delivered, one of the ministers who had voted in favor of Petrobras requested additional time for analysis, thus the trial was suspended.

As of June 30, 2023, the balance of provisioned proceedings regarding RMNR amounts to US$ 176, while the contingent liabilities amount to US$ 7,859.

14.5.	Class actions and related proceedings

On January 23, 2017, Stichting Petrobras Compensation Foundation ("Foundation") filed a class action in the Netherlands, at the District Court of Rotterdam, against Petróleo Brasileiro S.A. – Petrobras, Petrobras International Braspetro B.V. (PIB BV), Petrobras Global Finance B.V. (PGF), Petrobras Oil & Gas B.V. (PO&G) and some former Petrobras managers. The Foundation alleges that it represents the interests of an unidentified group of investors and claims that, based on the facts revealed by Operation Lava-Jato, the defendants acted illegally before investors. On 26 May 2021, the District Court of Rotterdam decided that the class action must proceed and that the arbitration clause of Petrobras' bylaws does not prevent the Company's shareholders from having access to the Dutch Judiciary and being represented by the Stichting Petrobras Compensation Foundation (“Foundation”). However, investors who have already started arbitration against Petrobras or who are parties to legal proceedings in which the applicability of the arbitration clause has been definitively recognized are excluded from the action.

On July 26, 2023, the Court issued an intermediary decision on the merits, ordering the production of evidence, in relation to which the parties may express their views before the publication of the decision on the merits, which is appealable. In addition, the Court expressed in advance some understanding, which must be included in the decision on the merits, among which: (i) the requests made against PIB BV and PO&G were rejected and; (ii) the Court declared that Petrobras and the PGF acted illegally in relation to their investors.

The Court also confirmed that the Foundation cannot claim compensation under the class action, which will depend on the filing of subsequent actions by or on behalf of the investors by the Foundation itself, an opportunity in which Petrobras will be able to offer all the defenses already presented in the class action and others that it deems appropriate, including in relation to the occurrence and quantification of any damages, not yet proven. Considering the uncertainties that exist at the moment, it is not possible to make any reliable assessment regarding possible risks related to this dispute. The eventual restitution for the alleged damages will only be determined by judicial decisions in later actions to be brought by individual investors. Petrobras and the PGF deny the allegations made by the Foundation and will continue to defend themselves vigorously. For more information, see note 18.4.1 to the financial statements for the year ended December 31, 2022.

In relation to the arbitration in Argentina, the Argentine Supreme Court denied the appeal, but the Consumidores Damnificados Asociación Civil para su Defensa ("Association") filed a new appeal to the Argentine Supreme Court, which was also denied, thus the arbitration was sent to the Arbitration Court. This arbitration discusses Petrobras' liability for an alleged loss of market value of Petrobras' shares in Argentina, as a result of the Lava Jato Operation.

At the same time, the Association also filed a class action before the Civil and Commercial Court of Buenos Aires, Argentina, where Petrobras appeared on April 10, 2023. The Association claims Petrobras' responsibility for an alleged loss of market value of its securities in Argentina, as a result of allegations made within the scope of the Lava Jato Operation and its effects on the Company's financial statements prior to 2015. Such demand does not generate immediate financial and economic effects for Petrobras. The Company denies such allegations and will vigorously defend itself against the accusations made by the author of the collective action.

Regarding criminal proceeding in Argentina related to an alleged fraudulent offer of securities, aggravated by the fact that Petrobras allegedly declared false data in its financial statements prior to 2015, the Court of Appeals revoked on October 21, 2021, the lower court decision that had recognized Petrobras' immunity from jurisdiction and recommended that the lower court judge take steps to certify whether the Company could be considered criminally immune in Argentina for further reassessment of the issue. Petrobras appealed against this decision, but the higher courts upheld the decision of the Court of Appeals. After carrying out the steps determined by the Court of Appeals, on May 30, 2023, the lower court denied the recognition of immunity from jurisdiction to Petrobras. Petrobras filed an appeal against this decision, which is still pending judgment. The Court of Appeals previously recognized that the Association could not act as a representative of financial consumers, due to the loss of its registration with the competent Argentine bodies, which was also the subject of an appeal upheld by the Court of Appeals on September 15, 2022, recognizing the Association the right to represent financial consumers. Petrobras presented other procedural defenses, still subject to assessment by the Argentine Court of Appeals. This criminal action is being processed before the Economic Criminal Court No. 2 of the City of Buenos Aires.

As for the other criminal action for alleged non-compliance with the obligation to publish “press release” in the Argentine market about the existence of a class action filed by Consumidores Damnificados Asociación Civil para su Defensa before the Commercial Court, there are no developments during the six-month period ended June 30, 2023.

The EIG Energy Fund XIV, L.P. and affiliates (“EIG”) filed a lawsuit against Petrobras, before the District Court of Columbia, United States, to recover alleged losses related to its investment in Sete Brasil Participações S.A. On August 8, 2022, the judge upheld EIG's claim as to Petrobras' responsibility for the alleged losses, which are recorded as provisions for legal proceedings, but denied the motion for summary judgment with respect to damages, whereby the award of compensation will be subject to the proof of damages by EIG at a hearing and to the consideration of the defenses by the Company. In the same decision, reflected in the unaudited condensed consolidated interim financial statements of the third quarter of 2022, the judge denied the request to dismiss the case based on Petrobras' immunity from jurisdiction, which is why an appeal was filed with the Federal Court of Appeals for the District of Columbia. Considering the filing of the appeal, Petrobras requested the suspension of the process, which was granted by the lower court judge on October 26, 2022.

On August 26, 2022, the District Court of Amsterdam granted a precautionary measure to block certain Petrobras assets in the Netherlands, at the request of EIG. This granting was based on the decision of the District Court of Columbia, on August 8, 2022, and was intended to ensure the satisfaction of EIG's claims contained in the aforementioned US lawsuit. For the purpose of this injunction, the District Court of Amsterdam limited EIG's claims to a total of US$ 297, although the US Court ruled that any award of damages would depend on evidence of damages by EIG at a trial hearing. There are some discussions about the scope of the assets blocked by EIG, but there is no related lawsuit pending in the Netherlands. This precautionary block does not prevent Petrobras and its subsidiaries from complying with their obligations to third parties.

14.6.	Arbitrations proposed by non-controlling Shareholders in Brazil

In the six-month period ended June 30, 2023, there were partial decisions which did not change the assessment and the available information on this proceeding. For more information, see explanatory note 18.5 to the financial statements for the year ended December 31, 2022.

14.7.	Legal proceedings - Compulsory Loan – Eletrobras

In the six-month period ended June 30, 2023, there were no events that changed the assessment on this proceeding. For more information, see explanatory note 18.6 to the financial statements for the year ended December 31, 2022.

14.8.	Lawsuits brought by natural gas distributors and others

In the six-month period ended June 30, 2023, there were no events that changed the assessment and information on lawsuits and arbitrations. For more information, see explanatory note 18.7 to the financial statements for the year ended December 31, 2022.